S-K 1602(c) Dilution	Jul. 28, 2025 USD ($) $ / shares shares
Redemption Scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 98,162,035
Number of Shares Used Adjustment
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 73,162,035
Number of Shares Used Adjustment	(2,500,000)
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 48,162,035
Number of Shares Used Adjustment	(5,000,000)
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 23,162,035
Number of Shares Used Adjustment	(7,500,000)
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (1,837,965)
Number of Shares Used Adjustment	(10,000,000)
Without Over- Allotment [Member] | Redemption Scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	13,100,000
Without Over- Allotment [Member] | Redemption Scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	10,600,000
Without Over- Allotment [Member] | Redemption Scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	8,100,000
Without Over- Allotment [Member] | Redemption Scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,600,000
Without Over- Allotment [Member] | Redemption Scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,100,000
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.55
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.96
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.01
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.2
Without Over- Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.53)
Without Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.49
Without Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.9
Without Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.95
Without Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.14
Without Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.59)
Without Over- Allotment [Member] | Dilution to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	2.51
Without Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	3.1
Without Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	4.05
Without Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	5.86
Without Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.59
Without Over- Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (175,919)
Without Over- Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
Without Over- Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
Without Over- Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
Without Over- Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	101,847,019
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	101,847,019
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	101,847,019
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	101,847,019
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	101,847,019
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
Without Over- Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(161,322)
Without Over- Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(161,322)
Without Over- Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(161,322)
Without Over- Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(161,322)
Without Over- Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(161,322)
Without Over- Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(3,500,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(3,500,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(3,500,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(3,500,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(3,500,000)
Without Over- Allotment [Member] | Less: Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Without Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(25,000,000)
Without Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(50,000,000)
Without Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(75,000,000)
Without Over- Allotment [Member] | Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (100,000,000)
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
Without Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
Without Over- Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(375,000)
Without Over- Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(375,000)
Without Over- Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(375,000)
Without Over- Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(375,000)
Without Over- Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(375,000)
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	10,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	10,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	10,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	10,000,000
Without Over- Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	10,000,000
Without Over- Allotment [Member] | Sponsor placement units redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
Without Over- Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
Without Over- Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
Without Over- Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
Without Over- Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
Without Over- Allotment [Member] | Underwriter placement units redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	250,000
Without Over- Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	250,000
Without Over- Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	250,000
Without Over- Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	250,000
Without Over- Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	250,000
With Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 112,648,357
Number of Shares Used Adjustment
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 83,898,357
Number of Shares Used Adjustment	(2,875,000)
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 55,148,357
Number of Shares Used Adjustment	(5,750,000)
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 26,398,357
Number of Shares Used Adjustment	(8,625,000)
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (2,351,643)
Number of Shares Used Adjustment	(11,500,000)
With Over-Allotment [Member] | Redemption Scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	15,012,500
With Over-Allotment [Member] | Redemption Scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Number of Shares Used to Determine Net Tangible Book Value Adjusted	12,137,500
With Over-Allotment [Member] | Redemption Scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	9,262,500
With Over-Allotment [Member] | Redemption Scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,387,500
With Over-Allotment [Member] | Redemption Scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,512,500
With Over-Allotment [Member] | Increase attributable to public shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.56
With Over-Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.97
With Over-Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.02
With Over-Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.19
With Over-Allotment [Member] | Increase attributable to public shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.61)
With Over-Allotment [Member] | Pro forma net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.5
With Over-Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.91
With Over-Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.95
With Over-Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.13
With Over-Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.67)
With Over-Allotment [Member] | Dilution to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	2.5
With Over-Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	3.09
With Over-Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	4.05
With Over-Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	5.87
With Over-Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.67
With Over-Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (175,919)
With Over-Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
With Over-Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
With Over-Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
With Over-Allotment [Member] | Net tangible book value deficit before this offering redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value (in Dollars) | $	(175,919)
With Over-Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	116,697,019
With Over-Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	116,697,019
With Over-Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	116,697,019
With Over-Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	116,697,019
With Over-Allotment [Member] | Net proceeds from this offering and the sale of private placement units redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	116,697,019
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	152,257
With Over-Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Overallotment liability redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(4,025,000)
With Over-Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(4,025,000)
With Over-Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(4,025,000)
With Over-Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(4,025,000)
With Over-Allotment [Member] | Less: Deferred underwriting commission redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(4,025,000)
With Over-Allotment [Member] | Less: Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(28,750,000)
With Over-Allotment [Member] | Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(57,500,000)
With Over-Allotment [Member] | Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(86,250,000)
With Over-Allotment [Member] | Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (115,000,000)
With Over-Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
With Over-Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
With Over-Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
With Over-Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
With Over-Allotment [Member] | Class B ordinary shares outstanding prior to this offering redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	2,875,000
With Over-Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
With Over-Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
With Over-Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
With Over-Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
With Over-Allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
With Over-Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	11,500,000
With Over-Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	11,500,000
With Over-Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	11,500,000
With Over-Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	11,500,000
With Over-Allotment [Member] | Class A ordinary shares included in the units offered redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	11,500,000
With Over-Allotment [Member] | Sponsor placement units redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
With Over-Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
With Over-Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
With Over-Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
With Over-Allotment [Member] | Sponsor placement units redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	350,000
With Over-Allotment [Member] | Underwriter placement units redemption scenario [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	287,500
With Over-Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	287,500
With Over-Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	287,500
With Over-Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	287,500
With Over-Allotment [Member] | Underwriter placement units redemption scenario [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	287,500